Summary of Significant Accounting Policies - Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Mar. 17, 2014
Property and Equipment
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)		5.00%
Land use rights
Amortization period for prepaid land use rights	50 years	50 years
Investment to an affiliate
Accumulated impairment on investments in affiliates		¥ 58,510	¥ 58,510
Other investments
Accumulated impairment loss of investments		110,608	41,239
Available for sale securities
Impairments of available-for-sale securities		48,634	0	¥ 0
Impairment of long-lived assets (other than goodwill)
Impairments		¥ 0	0	0
Revenue recognition
Rate of value added tax as a percentage of gross sales	17.00%	17.00%
Number of points that can be earned by customers for one RMB of purchase made | item	1	1
Period of expiration of discount coupons after redemption	3 months	3 months
Deferred revenue related to reward points earned from prior purchases		¥ 117,617	87,019
Rate of business tax as a percentage of service revenues earned	6.00%	6.00%
Rate of business tax as a percentage of value-added tax	11.00%	11.00%
Cost of goods sold
Inventory write-down	$ 43,674	¥ 303,233	293,946	218,108
Marketing expenses
Advertising expenses		¥ 1,671,779	1,022,398	787,687
Non-compete agreement
Intangible assets, net
Estimated economic life	3 years	3 years
Minimum
Revenue recognition
Rate of value added tax as a percentage of gross sales	6.00%	6.00%
Minimum | Customer relationship
Intangible assets, net
Estimated economic life	4 years	4 years
Minimum | Trademarks
Intangible assets, net
Estimated economic life	2 years	2 years
Minimum | Domain names
Intangible assets, net
Estimated economic life	2 years	2 years
Maximum
Revenue recognition
Rate of value added tax as a percentage of gross sales	17.00%	17.00%
Maximum | Customer relationship
Intangible assets, net
Estimated economic life	14 years	14 years
Maximum | Trademarks
Intangible assets, net
Estimated economic life	5 years	5 years
Maximum | Domain names
Intangible assets, net
Estimated economic life	3 years	3 years
Notes
Capitalization of interest
Interest rate (as a percent)		1.50%			1.50%
Interest expenses incurred		¥ 99,437	94,077	84,281
Interest expenses capitalized		¥ 14,242	8,315	¥ 9,033
Vip.com
Revenue recognition
Period of unconditional right of return offered to customers	7 days	7 days
Lefeng.com
Revenue recognition
Period of unconditional right of return offered to customers	7 days	7 days
Buildings
Property and Equipment
Estimated useful life	20 years	20 years
Furniture, fixtures and equipment | Minimum
Property and Equipment
Estimated useful life	2 years	2 years
Furniture, fixtures and equipment | Maximum
Property and Equipment
Estimated useful life	10 years	10 years
Motor vehicles
Property and Equipment
Estimated useful life	5 years	5 years
Software
Property and Equipment
Estimated useful life	3 years	3 years
Accounts receivable from customer financing business
Accounts receivable from customer financing and supplier financing business
Allowances for uncollectible receivables		¥ 43,641	0
Other receivable from supplier financing business
Accounts receivable from customer financing and supplier financing business
Allowances for uncollectible receivables		¥ 21,942	¥ 11,884